S000014682 [Member] Shareholder Fees - Western Asset SMASh Series C Fund - SMASh Series C Fund	Feb. 28, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%